Treasury Instruments - Unpledged and Pledged	12 Months Ended
Dec. 31, 2024
Treasury Instruments [Abstract]
Treasury Instruments - Unpledged and Pledged	16 Treasury Instruments - Unpledged and Pledged
(a) Unpledged
As at 31 December 2024, the Group held $609.7m Treasuries and other similar instruments (such as reverse repos) which were unpledged (2023: $542.6m). These instruments will fully mature by 30 June
2027.
(b) Pledged as collateral
Treasury instruments pledged as collateral comprise US Treasuries and agency bonds which will fully mature by 30 June 2027. At year end, the Group has pledged $2,959.0m (2023: $2,363.0m) US
Treasuries to counterparties as collateral for securities purchased under agreements to resell, and securities segregated under Federal and other regulations. Financial instruments which have been pledged in this way are held under certain terms and conditions set out in specific agreements with each counterparty. In these agreements it is generally stated that whilst the US Treasury is pledged at the counterparty the Group cannot sell or transfer the financial instrument or have any third party rights associated with the financial instrument whereby it can be used as security towards any further financing activities.

	2024	2023
	$m	$m
Treasury instruments (pledged as collateral) - (non-current)	46.1	300.4
Treasury instruments (pledged as collateral) - (current)	2,912.9	2,062.6
	2,959.0	2,363.0
(c) Unpledged and pledged non-current/current analysis

	2024	2023
	$m	$m
Treasury instruments (non-current)	99.6	361.2
Treasury instruments (current)	3,469.1	2,544.4
	3,568.7	2,905.6
17      Fixed Income Securities
Fixed income securities are corporate bonds which are invested in as a part of the Group's Agency and Execution and Hedging and Investment Solutions segments. The aim of investing in these securities are to realise the value through the crystallisation of the spread between buying and selling ,in Agency and Execution, and as hedges to client positions in Hedging and Investment Solutions.

	2024	2023
	$m	$m
Fixed income securities (current)	87.7	76.7
31      Financial Instruments
(a) Capital risk management
For the purpose of the Group’s capital management, capital includes issued share capital, AT1 capital, share premium and all other equity reserves attributable to the equity holders of the Company as disclosed in notes 26, 28 and 29. The primary objective of the Group’s capital management is to maximise shareholder value.
In order to achieve this overall objective, the Group’s capital management, amongst other things, aims to ensure that it meets the financial covenants attached to the interest-bearing borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the banks to immediately call in any loans and borrowings that the Group might have withdrawn at that point in time. There have been no breaches in the financial covenants of any interest-bearing loans and borrowings in the current or prior year.
Many of the Group’s material operating subsidiaries are subject to regulatory restrictions and minimum capital requirements. As at 31 December 2024, each of these subsidiaries had net capital in excess of the requisite minimum requirements. These requirements are designed to ensure institutions have an adequate capital base to support the nature and scale of their operations. Management of regulatory capital forms an important part of the Group’s risk governance structure. A robust programme of regular monitoring and review takes place to ensure each regulated entity is in adherence to local rules and has capital in excess of external and internal limits.  Subsidiaries subject to regulatory restrictions manage their requirements through regular submissions to their prudential regulators, and internal monitoring to maintain adherence with the Group’s risk appetite, as determined by the Board. One of those regulated entities is Marex Capital Markets Inc. (MCMI), regulated in the United States by both the
Commodity Futures Trading Commission (‘CFTC’) and the Securities and Exchange Commission (‘SEC’).
As a regulated Futures Commission Merchant ('FCM') and Broker Dealer, MCMI is subject to the SEC’s
Uniform Net Capital Rule (Rule 15c3-1) and the CFTC’s minimum financial requirements for FCMs and introducing brokers (Regulation 1.17), which require the maintenance of minimum net capital. Advances to affiliates, repayment of subordinated liabilities, dividend payments, and other equity withdrawals are subject to certain limitations and other provisions of the capital rules of the SEC and other regulators.
Specifically, MCMI is required to hold sufficient regulatory capital to support its activities and regulatory approval must be obtained prior to the repayment of 10% or more of excess net capital. As at 31
December 2024, MCMI had $723.4m (2023: $664.2m) of capital, of which the subordinated borrowing by the Group was $345.0m (2023: $345.0m) and of which excess net capital was $212.2m (2023: $280.9m).
Owing to the local requirement to obtain regulatory approval for payments of amounts in excess of 10% of the excess net capital, or $21.2m (2023: $28.1m), MCMI’s ability to transfer the remaining $323.8m
(2023: $316.9m) of capital to its parent is restricted.
No changes were made in objectives, policies or processes for managing capital during the year.
(b) Categories of financial instruments
Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	FVTPL		FVTOCI		Amortised cost	Total
2024 Financial assets	$m		$m		$m	$m
Investments	—		24.0		—	24.0
Treasury instruments[2]	29.7		—		3,539.0	3,568.7
Fixed income securities[2]	87.7		—		—	87.7
Equity instruments	4,678.0		—		—	4,678.0
Derivative instruments[3]	1,162.0		1.5		—	1,163.5
Stock borrowing	1,781.7		—		—	1,781.7
Reverse repurchase agreements	2,490.4		—		—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—		—		3,215.5	3,215.5
Amounts receivable from clients	51.9		—		2,786.7	2,838.6
Trade debtors	108.7		—		677.1	785.8
Default funds and deposits	—		—		474.1	474.1
Loans receivable	—		—		89.8	89.8
Other debtors[6]			—		63.0	63.0
Cash and cash equivalents	—		—		2,556.6	2,556.6
	10,390.1		25.5		13,401.8	23,817.4

	FVTPL		FVTOCI		Amortised cost	Total
2023 Financial assets (Restated)[1]	$m		$m		$m	$m
Investments	—		16.2		—	16.2
Treasury instruments[2]	—		—		2,905.6	2,905.6
Fixed income securities[2]	76.7		—		—	76.7
Equity instruments	1,521.3		—		—	1,521.3
Derivative instruments (Restated)[1,3,4]	652.5	[3]	3.1	[4]	—	655.6
Stock borrowing (Restated)[5]	2,501.4		—		—	2,501.4
Reverse repurchase agreements (Restated)[5]	3,199.8		—		—	3,199.8
Amounts due from exchanges, clearing houses and other counterparties	—		—		2,344.2	2,344.2
Amounts receivable from clients[5]	12.0		—		1,716.0	1,728.0
Trade debtors (Restated)[5]	38.1		—		262.0	300.1
Default funds and deposits	—		—		259.4	259.4
Loans receivable	—		—		8.1	8.1
Other debtors[6]	—		—		79.5	79.5
Cash and cash equivalents	—		—		1,483.5	1,483.5
	8,001.8		19.3		9,058.3	17,079.4
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.The fair value of the Treasury Instruments, which are Level 1 instruments as they are all quoted instruments, held at amortised cost at 31 December 2024 was $3,541.7m
(2023: $2,972.5m). The fair values of other assets and liabilities at amortised cost are consistent with the carrying amount. Treasury instruments and fixed income securities have been presented separately for 2024 to better reflect the business model as the fixed income portfolio is managed at fair value, 2023 comparatives have been aligned for consistency.
3. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 32 (f).
4.The $0.1m (2023: $3.1m) are hedging derivatives at FVTOCI due to being designated in a cash flow hedging relationship.
5.The Group represented the balances for reverse repurchase agreements, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously presented as assets held at amortised cost, but have been adjusted to FVTPL. As at 31 December 2023, the difference between
FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
6.$41.5m (2023: $39.5m) of the other debtors balance relates to sign-on bonuses (note 20) and are not included in the table above as they are not a financial asset.

	FVTPL	FVTOCI	Amortised cost	Total
2024 Financial liabilities	$m	$m	$m	$m
Repurchase agreements	2,305.8	—	—	2,305.8
Derivative instruments[2]	724.2	27.5	—	751.7
Short securities	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,501.5	1,501.5
Amounts payable to clients	65.1	—	7,205.7	7,270.8
Trade payables	7.4	—	462.8	470.2
Other creditors	—	—	17.3	17.3
Stock lending	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	152.0	152.0
Debt securities[3]	2,674.6	—	929.9	3,604.5
Lease liability	—	—	77.5	77.5
	10,962.6	27.5	11,817.9	22,808.0

	FVTPL	FVTOCI	Amortised cost	Total
2023 Financial liabilities (Restated)[1]	$m	$m	$m	$m
Repurchase agreements	—		3,118.9	3,118.9
Derivative instruments (Restated)[1]	402.0	0.2	—	402.2
Short securities	1,924.8	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,461.9	1,461.9
Amounts payable to clients	105.2	—	4,793.9	4,899.1
Trade payables	5.6	—	10.5	16.1
Other creditors	—	—	18.1	18.1
Stock lending	—	—	2,323.3	2,323.3
Debt securities[3]	1,857.9	—	358.4	2,216.3
Lease liability	—	—	52.6	52.6
	4,295.5	0.2	12,137.6	16,433.3
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.Debt securities includes EMTN and the Group's Senior Note Program measured at amortised cost for which we apply fair value hedge accounting.
(c) Equity securities
Equity instruments are purchased primarily to facilitate the stock lending and borrowing business, which is part of the agency and execution business segment, and to facilitate counterparty requirements.
Additionally, some equity instruments are purchased for the Group’s own account to hedge the economic exposure arising from the Group's activities. This includes the Group's issued debt and equity securities and over-the-counter derivatives undertaken with the Group's clients where equities are the underlying risk.
(d) Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
As a member of the London Metal Exchange (‘LME’), the Group is subject to the settlement and margining rules of LME Clear. The majority of LME products transacted by the Group are forward contracts. LME forwards that are in-the-money do not settle in cash until the maturity (‘prompt’) date, while the Group is required to post margin to cover loss-making contracts daily. In accordance with the
LME Clear rules, the Group is able to utilise forward profits to satisfy daily margin requirements which are set-off against loss-making contracts. Consequently, trade payables and amounts due from exchanges, clearing houses and other counterparties are presented on a net basis in the statement of financial position. The balance of trade receivables includes offsetting of LME forwards against any cash collateral held with the LME.
The Group nets certain repurchase and reverse repurchase agreements with the same counterparty where the conditions of offsetting are met, including the existence of master netting agreements between the relevant subsidiary and its counterparties.
The effect of offsetting is disclosed below:

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2024	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	3,723.0	(507.5)	3,215.5	—	—	3,215.5
Reverse repurchase agreements	50,848.4	(48,358.0)	2,490.4	(2,490.4)		—
Derivative instruments	2,278.8	(1,115.3)	1,163.5	—	(420.1)	743.4

Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,919.3	(417.8)	1,501.5	—	—	1,501.5
Repurchase agreements	50,663.8	(48,358.0)	2,305.8	(2,279.3)	—	26.5
Derivative instruments	1,867.0	(1,115.3)	751.7	—	(192.2)	559.5

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2023 (Restated)[1]	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	2,539.5	(195.3)	2,344.2	—	—	2,344.2
Reverse repurchase agreements	19,094.6	(15,894.8)	3,199.8	(3,086.6)		113.2
Derivative Instruments (Restated)[1]	695.1	(39.5)	655.6	—	(184.5)	471.1

Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,814.5	(352.6)	1,461.9	—	—	1,461.9
Repurchase agreements	19,013.7	(15,894.8)	3,118.9	(3,096.2)	—	22.7
Derivative Instruments (Restated)[1]	441.7	(39.5)	402.2	—	(128.5)	273.7
1.Certain prior period comparatives relating to derivatives have been restated. Refer to note 3(b) and note 36 for further information.
(e) Debt securities
Financial Products Programs
In 2018 and September 2021, we launched our Structured Notes Program and Public Offer
Program (together, the 'Financial Products Programs'), respectively, which are at the core of our Financial
Products business. The Financial Products business is part of our Hedging and Investment solutions segment and provides our clients with structured investment products (the 'Structured Notes') and represents a way to diversify our sources of funding and to reduce the utilisation of our revolving credit facilities. The Financial Products business allows investors to build their own Structured Notes across numerous asset classes, including commodities, equities, foreign exchange and fixed income products.
Under the Financial Products Program, the Company and Marex Financial (a subsidiary) may issue warrants, certificates or notes, including auto callable, fixed, stability and capital linked notes with varied terms. As at 31 December 2024, the Group had $2,667.4m (2023: $1,850.4m) of debt securities issued under the Financial Products Program with an average expected maturity of 17 months (2023: 15 months)
however some of those debt securities issued include early redemption clauses exercised at the election of the investor if the underlying conditions are met. The average imputed interest rate of the notes was
6.4% (2023: 7.8%). These notes are designated at fair value through profit and loss.
Tier 2 Program
Under the Tier 2 Program, Marex Financial may issue subordinated notes including fixed or floating rate, zero coupon, share or index linked notes with varied terms that qualify as Tier 2 Capital.
The Tier 2 Program has been approved by the Vienna Stock Exchange and the Tier 2 Notes are
listed on the Vienna Multilateral Trading Facility. As at 31 December 2024, the Group had $7.2m (2023:
$7.4m) of debt securities issued under the Tier 2 Program with an average maturity of 14 months (2023:
26 months) and an average interest rate of SOFR plus 643 basis points (2023: SOFR plus 643 basis points).
EMTN Program
In October 2022, the Company entered into a Euro Medium Term Note (‘EMTN’) Program under which it may, from time to time, issue tranches of notes of varying terms (EMTN Notes). The maximum aggregate principal amount of EMTN Notes outstanding at any time during the duration of the EMTN
Program is $750.0m (or the equivalent in other currencies). The EMTN Notes constitute direct, unconditional, unsubordinated and unsecured obligations of the Company. The EMTN Notes rank at least pari passu with all other outstanding unsecured and unsubordinated obligations of the Company. The
EMTN Program also contains certain customary events of default and optional redemption, and the
Company has provided certain customary undertakings, such as restricting the creation of security over the Company's and the Company's subsidiaries’ assets. The EMTN Program and the EMTN Notes are listed on the Vienna Multilateral Trading Facility of the Vienna Stock Exchange. In February 2023, the
Company issued senior fixed rate notes due 2 February 2028 in the amount of €300m for net proceeds of
$325.6m at an interest rate of 8.38%. As at 31 December 2024, the Group had $333.4m (2023: $358.5m)
of debt securities issued under the EMTN Program with an average maturity of 37 months (2023: 49 months) and an average interest rate of 8.38% (2023: 8.38%). These EMTN notes are designated in a fair value hedging relationship for interest rate risk.
In addition to the above debt programs, the Group issued Additional Tier 1 (AT1) securities which are accounted for as equity instruments and disclosed in note 31.
Senior Note Program
In October 2024, the Company entered into a Senior Note Program under which it can offer up to
$700.0m in aggregate principal amount of notes on a continuous basis. The specific terms of each series of notes will be set prior to the time of the sale and will be described separately. The senior notes will represent direct, senior and unsecured obligations and rank pari passu with other senior unsecured indebtedness, and the notes of a series will rank equally and without any preference among themselves.
The Senior Notes program contains certain customary events of default and optional redemption, and the
Company has provided certain customary undertakings, such as restricting the creation of security over the Company’s and the Company’s subsidiaries’ assets. The Senior Note Program and the Senior Notes are listed on the Vienna Multilateral Trading Facility of the Vienna Stock Exchange. In November 2024,
the Company issued senior fixed rate notes due 4 November 2029 totalling $600.0m for net proceeds of
$596.7m at an interest rate of 6.404%. As at 31 December 2024, the Group had $596.5m of debt securities issued under the Senior Note Program with an average maturity of 58 months and an average interest rate of 6.4%. These Senior Note Program notes are designated in a fair value hedging relationship for interest rate risk.
(f) Financial risk management objectives
The Group’s activities expose it to a number of financial risks including credit risk, market risk and liquidity risk.
The Group manages these risks through various control mechanisms and its approach to risk management is both prudent and evolving.
Overall responsibility for risk management rests with the Board. Dedicated resources within the
Risk Department control and manage the exposures of the Group’s own positions, the positions of its clients and its exposures to its counterparties, within the risk appetite set by the Board.
Credit risk
The maximum credit risk exposure relating to financial assets is represented by the gross carrying value as at the balance sheet date. Credit risk in the Group principally arises from cash and cash equivalents deposited with third party institutions, exposures from transactions and balances with exchanges and clearing houses, and exposures resulting from transactions and balances relating to customers and counterparties, some of which have been granted credit lines.
The Group only makes treasury deposits with banks and financial institutions that have received approval from the Group’s Executive Credit and Risk Committee (or their authorised delegates). These deposits are also subject to counterparty limits with respect to concentration and maturity.
The Group’s exposure to customer and counterparty transactions and balances is managed through the Group’s credit policies and, where appropriate, the use of initial and variation margin credit limits, in conjunction with position limits for all customers and counterparties. These exposures are monitored both intraday and overnight. The limits are set by the Group’s Executive Credit and
Risk Committee (or their authorised delegates) through a formalised process.
Credit quality
The table below reflects the Credit quality of financial assets and does not take into account collateral held.

	2024	2023
	$m	$m
AA and above	11,098.3	8,604.5
AA-	3,569.4	1,920.8
A+	882.4	488.9
A	3,906.3	11.7
A-	39.9	162.0
BBB+	257.3	57.0
Lower and unrated*	4,063.8	5,834.5
	23,817.4	17,079.4
*Restated
The Group has received collateral in respect of its derivative assets during the year ended 31
December 2024 amounting to $420.1m (2023: $184.5m). Collateral was recognised in amounts due to exchanges, clearing houses and other counterparties.
Market risk
The Group’s activities expose it to financial risks primarily generated through financial (interest rate, equity and foreign exchange markets) and commodity market price exposures. The Group’s Agency &
Execution, Market Making and Hedging and Investment Solutions businesses generate market risk as the
Group acts as principal.
Market risk sensitivity
The Group manages market risk exposure using appropriate risk management techniques within predefined and independently monitored parameters and limits. The Group uses a range of tools to monitor and limit market risk exposures. These include Value-at-Risk (‘VaR’), sensitivity limits and stress testing. VaR, risk sensitivity limits and stress testing have been implemented, as appropriate, to provide oversight and control over the Agency & Execution, Market Making and Hedging and Investment
Solutions segments and to ensure that trading is conducted within the pre-set risk appetite of the Board.
Continuous development of the Group’s VaR framework and risk sensitivities will ensure a more consistent method of risk management for all desks.
Value at Risk
VaR is a technique that estimates the potential losses that could occur on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence.
The VaR model used by the Group for the Metals, Agriculture, Energy and CSC business is based upon the Monte Carlo simulation technique. The VaR model for the OTC FX, US Repo and the US and
EMEA Securities Financing businesses in the Agency & Execution segment and the Equity Market
Making, Frontier FX, Interest Rate Swaps, Corporate Bonds, Delta One Total Return Futures businesses and the Volatility Performance Fund in the Market Making segment is based on the Historical Simulation technique.
The Group validates VaR by comparing to alternative risk measures, for example, scenario analysis and exchange initial margins as well as the back testing of calculated results against actual profit and loss.
The Group recognises the limitations of VaR by augmenting its VaR limits with other position and sensitivity limit structures. The Group also applies a wide range of stress testing, both on individual portfolios and on the Group’s consolidated positions.
Market risk management in the Agency & Execution segment
VaR, risk sensitivity limits and stress testing are used to assess market risk associated with the
Capital Markets business in the Agency & Execution segment. Those parts of the Capital Markets business within the Agency & Execution segment which exhibit market risk are the OTC FX, US Repo and the US and EMEA Securities Financing businesses.
Market Risk for the OTC FX desk is monitored and regulated through limits based on FX Delta at the currency, tenor and overall book level and book level VaR. VaR production and monitoring for this business started in 2024 and the VaR as at 31st December 2024 was less than $0.5m.
Market Risk for the US Repo desk is monitored and regulated through daily limits based on DV01, and O/N vs term activity and book level VaR.The VaR at 31 December 2024 was less than $0.5m (2023:
less than $0.5m).
Market Risk for the US Securities Financing desk is monitored and regulated through daily limits based on GMV Trigger, P&L Loss Trigger, Term Limits and book level VaR.The VaR at 31 December 2024 was less than $0.5m (2023: less than $0.5m).
Market Risk for the EMEA Securities Financing desk is monitored and regulated through limits based on FX Delta, DV01, notional and tenor level.
Market risk management in the Market Making segment
VaR, risk sensitivity limits and stress testing are used to assess market risk associated with the
Metals, Agriculture, Energy and CSC business, with equities and businesses within Capital Markets in the
Market Making segment. Those parts of the Capital Markets business within Market Making which exhibit market risk are the Equity Market Making desk, Frontier FX, Interest Rate Swaps, Corporate Bonds, Delta
One Total Return Futures and the Volatility Performance Fund.
For the Metals, Agriculture, Energy and CSC business, the VaR as at 31 December 2024 was less than $4.0m (2023: less than $2.5m) and the average monthly VaR for the year ended 31 December 2024 was less than $3.0m (2023: less than $2.5m).
Market Risk for the Equity Market Making business is systematically monitored and regulated through limits based on net-delta at the stock, book and overall portfolio levels, with triggers in place for monitoring gross long/short exposures. Additionally, a VaR limit is implemented to oversee and manage the desk activities. The VaR at 31 December 2024 was less than $0.5m (2023: less than $0.5m).
Market Risk for the Frontier FX desk is monitored and regulated through limits based on FX Delta at the currency and tenor level and overall book level VaR. VaR production and monitoring for this business started in 2024 and the VaR as at 31st December 2024 was less than $0.5m.
Market Risk for the Interest Rate Swaps desk is systematically monitored and regulated through limits based on PV01 at the currency, tenor and overall book level and book level VaR. VaR production and monitoring for this business started in 2024 and the VaR as at 31 December 2024 was less than
$0.5m.
Market Risk for the US Corporate Bonds desk is monitored and regulated through limits based on
VaR, Stress, DV01 and Issuer GMV. The VaR at 31 December 2024 was less than $0.5m (2023: less than
$0.5m).
Market Risk on The Delta One Total Return Futures desk, launched this year, is managed both by risk sensitivity analysis (delta and dividend) to remain within the agreed limits. The delta and dividend exposure of the desk at 31 December 2024 was less than $0.5m.
Market risk in the Volatility Performance Fund is managed both by risk sensitivity analysis and stress testing to remain within the agreed limits. The stress exposure for the Volatility Performance Fund as at 31 December 2024 was less than $0.5m (2023: less than $0.5m).
Market risk management in the Hedging and Investment Solutions segment
The Hedging and Investment Solutions segment offers bespoke hedging solutions in the form of customised OTC derivatives and includes the structured notes issuance program. The market risk profile of the business is managed via risk sensitivities according to the prevailing risk factors of issued products and hedges. This is monitored and controlled daily on a net risk profile for each desk and supported by additional stress concentration and scenario-based analyses. Sensitivity analysis measures the impact of individual market factor movements on specific instruments or portfolios, including the key risks per asset class as follows:
•Commodity risk
•Equity risk
•Foreign exchange risk
•Interest rate risk
•Credit spread risk
•Crypto currency risk
Risk sensitivity limits together with scenario stresses are used to manage the market risk for the
Hedging and Investment Solutions segment given the inherent complexity of its products. The products traded within this segment gives rise to a number of different market risk exposures, commonly known as the “greeks”, e.g. delta, gamma, vega. Within each asset class, and in aggregate across the segment, the market risks are captured, measured, monitored and limited within the risk limits agreed with the Market
Risk function.
The net equity market risk exposure to customised OTC derivatives, which includes structured notes issuance, within Hedging and Investment Solutions, including hedges, using the delta measure for the year ending 31 December 2024 was less than $8.5m (2023: less than$0.5m). Risks on other asset classes are small.
Sensitivity measures are used to monitor the market risk positions within each risk type, and granular risk limits are set for each desk with consideration for market liquidity, customer demand and capital constraints among other factors.
Risk sensitivity calculations are made using a dedicated Risk Engine, whose models have been validated. They are calculated by altering a risk factor and repricing all products to observe the profit and loss impact of the change.
The Group issues products on cryptocurrencies, primarily Bitcoin and Ethereum. There are residual exposures in four other cryptocurrencies, driven from two structured notes previously issued. The exposures to cryptocurrencies are detailed in note 21.
Foreign currency risk
The Group’s policy is to minimise volatility as a result of foreign currency exposure. We monitor net exposure in foreign currencies on a daily basis and buy or sell currency to minimise the exposure. We also enter into hedges for material future dated non-USD commitments through the use of derivative instruments, which may be designated as cash flow hedge relationships in accordance with the Group's accounting policy.
Cash flow hedge
a) Foreign Currency
The associated gains and losses on derivatives that are used to hedge GBP commitments are recognised in other comprehensive income and will be recycled when the anticipated commitments take place and included in the initial cost of the hedged commitments.
The following table details the foreign currency forward contracts, held within derivatives on the statement of financial position, that are designated in cash flow hedging relationships:

	2024
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2451	5.6	4.5	—
3 to 6 months	1.2502	24.4	19.5	—
6 to 12 months	1.2472	11.2	9.0	0.1
		41.2	33.0	0.1

	2024
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2723	58.2	45.8	0.9
3 to 6 months	1.2729	19.1	15.0	0.3
6 to 12 months	1.2732	37.9	29.8	0.7
		115.2	90.6	1.9

	2023
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2293	28.9	23.5	1.3
3 to 6 months	1.2301	14.7	12.0	0.6
6 to 12 months	1.2303	29.4	23.9	1.2
		73.0	59.4	3.1

	2023
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2912	3.9	3.0	(0.1)
3 to 6 months	1.2986	3.9	3.0	—
6 to 12 months	1.2856	7.7	6.0	(0.1)
		15.5	12.0	(0.2)
As at 31 December 2024, the aggregate amount of gains/(losses) under foreign exchange forward contracts deferred in the cash flow hedge reserve relating to the exposure on these anticipated future commitments is a loss of $1.8m (2023: $2.9m gain; 2022 $2.1m gain). It is anticipated that these commitments will become due monthly over the course of the next twelve months, at which time the amount deferred in equity will be recycled to profit and loss.
As at 31 December 2024 no ineffectiveness (2023: $nil; 2022: $nil) has been recognised in profit and loss arising from the hedging of these future dated GBP commitments.
b) Interest Rate Risk
The Group is exposed to interest rate risk on cash, investments, derivatives, client balances and bank borrowings. The main interest rate risk is derived from interest-bearing deposits in which the Group invests surplus funds and bank borrowings, although the Group’s exposure to interest rate fluctuations is limited through the offset that exists between the bulk of its interest-bearing assets and interest-bearing liabilities. Since the return paid on client liabilities is generally reset to prevailing market interest rates on an overnight basis, the Group is only exposed for the time it takes to reset its investments which are held at rates fixed for a maturity which does not exceed three months, with the exception of US Treasuries, which have a maturity of up to two years.
The Group’s risk management strategy is to reduce the volatility in the Group’s interest receipts owing to changes in the short term reference rate for the Group’s short term deposits. As such, management monitors the reference rates to ensure that any adverse changes in the reference rate does not adversely affect the Group’s earnings. During 2024, to hedge against future perceived interest rate headwinds, the Group entered into a series of interest rate swaps in USD and EUR to ensure a smoother profile of interest rate returns. The Group has designated certain interest rate swaps as hedging instruments and the associated gains and losses on the interest rate swaps hedging future interest cash flows are recognised in other comprehensive income. The following table details the interest rate swap contracts (within derivatives on the statement of financial position) that are designated in hedging relationships:

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative assets designated as cash flow hedges
Up to 6 months	45.7	0.1
6 to 12 months	120.7	0.1
1 to 5 years	145.0	1.3
	311.4	1.5

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative liabilities designated as cash flow hedges
Up to 6 months	125.0	—
6 to 12 months	150.0	(0.4)
1 to 5 years	1,875.0	(25.7)
	2,150.0	(26.1)
The Group has interest rate exposure related to the changes in the short term reference rate on the
Group’s overnight deposits. The Group has entered into interest rate swap contracts to hedge the interest rate risk arising from the deposits, which are designated as cash flow hedges.
As at 31 December 2024, the aggregate amount of gains/(losses) under foreign exchange forward contracts deferred in the cash flow hedge reserve relating to the exposure on these anticipated future commitments is a loss of $24.6m (2023: $nil; 2022: $2.1m gain). As at 31 December 2024 no ineffectiveness has been recognised in profit and loss arising from the hedging of these future dated GBP commitments (2023: $nil).
The Group’s exposures to interest rate risk arise from financial assets and liabilities measured at fair value, issued debt securities, investments, client balances and derivatives. Changes in interest rates also have an impact on the Group’s net interest income. The overarching risk objective is to match the risk profile of interest-bearing assets and liabilities, while maintaining risk limits and monitoring processes for residual exposures.
Interest rate risk arising from financial assets and financial liabilities measured at fair value within our trading portfolio is managed as part of the market risk management framework.
The Group’s exposures to interest rate risk arise from financial assets and liabilities measured at fair value, issued debt securities, investments, client balances and derivatives. Changes in interest rates also have an impact on the Group’s net interest income. The overarching risk objective is to match the risk profile of interest-bearing assets and liabilities, while maintaining risk limits and monitoring processes for residual exposures.
Interest rate risk arising from financial assets and financial liabilities measured at fair value within our trading portfolio is managed as part of the market risk management framework. The Group’s approach to issued debt securities, including medium-term note programs, is to convert fixed rate coupons to floating rates of interest to match predominantly floating interest rate earning assets. This is typically achieved using interest rate derivatives, which are designated as fair value hedge relationships in accordance with the Group’s accounting policy. The interest rate risk of investments is managed by approved risk limits, which consider credit quality and duration.
The Group’s objective is to reduce the volatility of net interest income arising from client-driven balances (e.g. cash deposits to meet margin requirements), which can be remunerated on a fixed or floating (spread) basis. Interest rate exposure arises from fixed rate client interest terms, where the corresponding assets yield a floating rate of interest at an exchange, bank account and investments. The
Group has entered into a rolling portfolio of interest rate swaps, for a portion of relevant client balances, which are designated as fair value hedges in accordance with the Group accounting policy.
The interest rate movements are monitored for potential impact to net interest income ('NII')
continuously. The Group is sensitive to movements in short term rates, as changes to the rate will require a rebalancing of any fixed rate exposure. The Group considers that short term rates include rates that reference periods between overnight and three months on the basis that these are the most common fixing periods for interest rate products. The interest rate exposure is managed using a variety of instruments and is exposed to material changes in the short term rates as these are likely to reflect fixing periods during which floating rate exposure is effectively fixed until the next fixing date is reached.
Analysis of recent changes to short term rates suggest that movements are usually within a 100bps range; this is based on a review of Fed Funds rate moves over a rolling 3-month period between January
2022 and September 2023 and as such, the Group has considered a movement of 100bps to be an extreme scenario over a 3-month period.
The Group has modelled the interest rate sensitivity to include the impact of rate movements on the income earned on average investment balances offset with expenses paid on interest bearing liabilities and debt funding. This reflects the proportion of client assets which are interest bearing and the average balances of our debt funding. The sensitivity analysis has been determined based on the exposure at the reporting date and does not include effects that may arise from increased margin calls at exchanges, changes in client behaviour or related management actions.
It is estimated, that as at 31 December 2024, if the relevant short term interest rates had been
100bps higher, NII on interest-bearing financial assets and financial liabilities for the year ended
31 December 2024 would increase by $17m (2023: $38m). If the short-term interest rates had been
100bps lower, NII for interest-bearing financial assets and financial liabilities for the year ended 31
December 2023 would decrease by $17m (2023: $38m). This impact relates solely to NII and does not include the impact of compensation or taxes which would reduce the impact on profit after tax.
Fair value hedge
At 31 December 2024, the Group had an interest rate swap and a cross currency swap agreement in place with a notional amount of €300m whereby the Group receives SOFR + 6.1% and $327.3m in return for €300m and paying fixed 8.375%. The interest rate swap and cross currency swap are being used to hedge the exposure to changes in the fair value of the fixed rate 8.375% senior debt issuance.
At 31 December 2024, the Group also had an interest rate swap with a notional amount of $600.0m whereby the Group receives the fixed rate of 6.404% and pays the floating rate of SOFR + 2.5751%. The risk being hedged is the exposure to changes in the fair value of the fixed-rate senior bond issuance due to fluctuations in market interest rates.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate swap match the terms of the fixed rate loan (i.e. notional amount, maturity, payment and reset dates). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the interest rate swap is identical to the hedged risk component. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in the fair value of the hedged item attributable to the hedged risk.
Hedge ineffectiveness can arise from:
•different interest rate curve applied to discount the hedged item and hedging instrument;
•differences in timing of cash flows of the hedged item and hedging instrument;
•the counterparties’ credit risk differently impacting the fair value movements of the hedging instrument and hedged item.
The impact of hedge accounting on the statement of financial position as at 31 December 2024 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	910.7	17.0	Derivative instruments	(2.1)
Cross currency swap	327.3	(22.8)	Derivative instruments
Fixed rate borrowing	906.2	929.9	Debt securities	2.1
The impact of hedge accounting on the statement of financial position as at 31 December 2023 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	331.1	23.8	Derivative instruments	3.4
Cross currency swap	327.3	3.0	Derivative instruments	—
Fixed rate borrowing	329.8	358.4	Debt securities	(3.4)
Concentration risk
To mitigate the concentration of credit risk exposure to a particular single customer, counterparty or group of affiliated customers or counterparties, the Group monitors these exposures carefully and ensures that these remain within pre-defined limits. Large exposure limits are determined in accordance with appropriate regulatory rules.
Further concentration risk controls are in place to limit exposure to clients or counterparties within single countries of origin and operation through specific country credit risk limits as set by the Board Risk
Committee.
The largest concentration of cash balances as at 31 December 2024 was 44% (2023: 46%) to a
UK-based, AA- rated global banking group (2023: UK-based, AA rated global banking group).
The largest concentration of exposures to exchanges, clearing houses and other counterparties as at 31 December 2024 was 32% to ICE (2023: 38%) and 26% to the CME (2023: 38%).
The largest concentration of exposures to treasury instruments is to the United States Government as 86% (2023: 97%) of the instruments are issued by the US Government or a US Government sponsored enterprise.
Liquidity risk
The Group defines liquidity risk as the failure to meet its day-to-day capital and cash flow requirements. Liquidity risk is assessed and managed under the Individual Capital and Risk Assessment
(ICARA) and Liquidity Risk Framework. To mitigate liquidity risk, the Group has implemented robust cash management policies and procedures that monitor liquidity daily to ensure that the Group has sufficient resources to meet its margin requirement at clearing houses and third party brokers. In the event of a liquidity issue arising, the Group has recourse to existing global cash resources, after which it could draw down on $275m (2023: $250m) of committed revolving credit facilities (note 21(d)). The Group has access to a further $200m (2023: $125m) secured borrowings (note 21(b)). The effect of the callable features within the structured note program is monitored and dynamically updated to reflect any changes to expected cashflows as part of the overall Group liquidity requirements. Short term liquidity requirements are monitored and subject to limits reflecting the Groups liquidity resources.
There are strict guidelines followed in relation to products and tenor into which excess liquidity can be invested. Excess liquidity is invested in highly liquid instruments, such as cash deposits with financial institutions for a period of less than three months and US Treasuries with a maturity of up to two years.
The financial liabilities are based upon rates set on a daily basis, apart from the financing of the warrant positions and the credit facility where the rates are set for the term of the loan. For assets not marked to market, there is no material difference between the carrying value and fair value.
Liquidity risk exposures
The following table details the Group’s available committed financing facilities including committed credit agreements:

Secured borrowings and committed revolving credit facilities:		2024	2023
		$m	$m
Amount used	21(a)	152.0	—
Amount unused	21(c)	275.0	250.0
		427.0	250.0
The following table details the Group’s contractual maturity for non-derivative financial liabilities.
Debt securities are presented discounted based on the first call dates. Lease liabilities are undiscounted and contractual.

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	1,218.8	282.0	0.7	—	—	1,501.5
Amounts payable to clients	7,270.8	—	—	—	—	7,270.8
Trade payables	3.6	463.4	3.2	—	—	470.2
Other creditors	6.0	4.9	4.1	2.3	—	17.3
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Short term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,303.7	6,299.8	902.1	1,490.1	87.4	22,083.1

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2023	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	3,118.9	—	—	—	3,118.9
Short securities	1.3	1,923.5	—	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	1,461.9	—	—	—	—	1,461.9
Amounts payable to clients	4,899.1	—	—	—	—	4,899.1
Trade payables	16.1	—	—	—	—	16.1
Other creditors	6.5	9.8	1.8	—	—	18.1
Stock lending	—	2,323.3	—	—	—	2,323.3
Debt securities	—	440.2	868.2	889.4	18.5	2,216.3
Lease liabilities	—	3.4	10.4	31.5	12.5	57.8
	6,384.9	7,819.1	880.4	920.9	31.0	16,036.3
Amounts due to exchanges, clearing houses and other counterparties, amounts payable to clients, trade payables and other creditors are aggregated on the statement of financial position in trade and other payables and disaggregated in note 24.
Shown below is the Group’s contractual maturity for non-derivative financial assets:

2024	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	125.6	2,638.6	679.4	125.1	—	3,568.7
Fixed income securities	75.2	12.5	—	—	—	87.7
Equity instruments	4,464.3	213.7	—	—	—	4,678.0
Stock borrowing	1,577.9	203.7	—	—	—	1,781.6
Reverse repurchase agreements	213.0	2,277.4	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	3,215.5	—	—	—	—	3,215.5
Amounts receivable from clients	2,838.6	—	—	—	—	2,838.6
Trade debtors	60.6	251.7	471.4	2.1	—	785.8
Default funds and deposits	6.9	416.4	4.9	45.9	—	474.1
Loans receivable	63.7	25.7	0.4	—	—	89.8
Other debtors	32.8	24.1	1.5	3.2	1.4	63.0
Cash and cash equivalents	2,556.6	—	—	—	—	2,556.6
	15,230.7	6,063.8	1,157.6	176.3	1.4	22,629.8

2023	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	—	2,681.1	104.8	119.7	—	2,905.6
Fixed income securities	—	76.7	—	—	—	76.7
Equity instruments	1,511.9	9.4	—	—	—	1,521.3
Stock borrowing	2,501.4	—	—	—	—	2,501.4
Reverse repurchase agreements	—	3,199.8	—	—	—	3,199.8
Amounts due from exchanges, clearing houses and other counterparties	2,344.2	—	—	—	—	2,344.2
Amounts receivable from clients	1,728.0	—	—	—	—	1,728.0
Trade debtors	80.5	206.7	11.8	1.1	—	300.1
Default funds and deposits	3.5	124.6	131.2	0.1	—	259.4
Loans receivable	—	7.7	0.4	—	—	8.1
Other debtors	67.3	11.3	0.2	0.1	0.6	79.5
Cash and cash equivalents	1,483.5	—	—	—	—	1,483.5
	9,720.3	6,317.3	248.4	121.0	0.6	16,407.6
Both assets and liabilities are included to understand the Group’s liquidity risk management, as the liquidity is managed on a net asset and liability basis. Amounts due from exchanges, clearing houses and other counterparties, amounts receivable from clients, trade debtors, default funds and deposits, loans receivable and other debtors are aggregated on the statement of financial position in trade and other receivables and disaggregated in note 20.
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at
31 December 2024:

2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	381.4	381.3	396.5	4.3	1,163.5
Liabilities	—	(357.3)	(164.9)	(209.3)	(20.2)	(751.7)
	—	24.1	216.4	187.2	(15.9)	411.8
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2023:

2023 (Restated)[1]	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	255.3	139.9	258.0	2.4	655.6
Liabilities	—	(248.9)	(109.0)	(42.5)	(1.8)	(402.2)
	—	6.4	30.9	215.5	0.6	253.4
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
Certain derivative assets and liabilities do not meet the offsetting criteria in IAS 32, but the entity has the right of offset in the case of default, insolvency or bankruptcy. Consequently, the gross amount of derivative assets of $1,163.5m (2023: $655.6m) and the gross amount of derivative liabilities of $751.7m
(2023: $402.2m) are presented separately in the Group's statement of financial position.
Fair value measurement
The information set out below provides information about how the Group determines fair values of various financial assets and financial liabilities.
Management assessed that the fair values of stock borrowing, reverse repurchase agreements, amounts due from exchanges, clearing houses and other counterparties, cash and short term deposits, trade receivables, repurchase agreements, stock lending and trade and other payables, approximate their carrying value amounts largely due to the short-term maturities of these instruments.
The following methods and assumptions were used to estimate the Level 2 fair values:
•The fair values of the debt securities takes the price quotations at the reporting date and compares them against internal quantitative models that require the use of multiple market inputs including commodities prices, interest and foreign exchange rates to generate a continuous yield or pricing curves and volatility factors, which are used to value the position.
•The fair value of non-listed investments relates to the Group’s holding of seats and membership of the exchanges and is based upon the latest trading price.
•Where the inventory is related to scrap metals, the valuation is based on the quoted price discounted by location and grade of metal. Where there is an active market for the Group’s inventory, then quoted market price will be used to value the inventory position.
•The Group enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Interest rate swaps, foreign exchange forward contracts and commodity forward contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing and swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates curves of the underlying commodity. Some derivative contracts are fully cash collateralised, thereby eliminating both counterparty risk and the Group’s own non-performance risk.
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data. Some of the Group’s derivative financial instruments are priced using quantitative models that require the use of multiple market inputs including commodity prices, interest and foreign exchange rates to generate continuous yield or pricing curves and volatility factors in addition to unobservable inputs, which are used to value the position and therefore qualify as Level 3 financial assets.
Own credit
Under IFRS 9, changes in fair value related to own credit risk for other financial liabilities designated at fair value through profit and loss are recognised in other comprehensive income. The changes in own credit risk recognised in other comprehensive income are subsequently transferred within equity to retained earnings in the same period as the underlying position matures or terminates. The
Group determines its own credit spread regularly based on a model using observable market inputs.
Management estimates the own credit spread through using market observable credit spreads of publicly traded debt of the Group and composite credit spreads across the industry. The estimated own credit sensitivity to a 1 basis point move in credit spread is $0.3m (2023: $0.2m). Hence an increase in own credit spread of 1 basis point will lead to a charge of $0.3m (2023: $0.2m) recognised in other comprehensive income.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December 2024 and 2023.

	Level 1	Level 2	Level 3	Total
2024	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	4,464.3	213.7	—	4,678.0
Treasury Instruments	29.7	—	—	29.7
Fixed income securities	75.1	12.6	—	87.7
Derivative instruments	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	51.9	—	—	51.9
Trade debtors	—	108.7	—	108.7
Reverse repurchase agreements	—	2,490.4	—	2,490.4
Stock borrowing	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:
Investments	12.6	6.3	5.1	24.0
Derivative instruments	—	1.5	—	1.5
Financial liabilities – FVTOCI:
Derivative instruments	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:
Derivative instruments	—	(724.1)	(0.1)	(724.2)
Trade payables	(7.4)	—	—	(7.4)
Amounts payable to clients	(65.1)	—	—	(65.1)
Short securities	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(2,305.8)	—	(2,305.8)
	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 19 'Inventory' for further details.

	Level 1	Level 2	Level 3	Total
2023 (Restated)[1]	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	1,521.3	—	—	1,521.3
Derivative instruments (Restated)[1]	1.1	650.6	0.8	652.5
Trade debtors (Restated)[2]	5.6	32.5	—	38.1
Stock borrowing (Restated)[2]	2,501.4	—	—	2,501.4
Reverse repurchase agreements (Restated)[2]	—	3,199.8	—	3,199.8
Amounts receivable from clients[2]	12.0	—	—	12.0
Fixed income securities	76.7	—	—	76.7
Financial assets – FVTOCI:
Investments	5.5	10.7	—	16.2
Derivative instruments	—	3.1	—	3.1
Financial liabilities – FVTOCI:
Derivative instruments	—	(0.2)	—	(0.2)
Financial liabilities – FVTPL:
Derivative instruments (Restated)[1]	(2.2)	(396.8)	(3.0)	(402.0)
Trade payables	(5.6)	—	—	(5.6)
Amounts payable to clients	(105.2)		—	(105.2)
Short securities	(1,924.8)	—	—	(1,924.8)
Debt securities	—	(1,854.9)	(3.0)	(1,857.9)
	2,085.8	1,644.8	(5.2)	3,725.4
1.Certain prior period comparatives have been restated. Refer to note 3(c) and note 36 for further information.
2.The Group realigned the classification of the balances for reverse repurchase agreements, stock borrowing, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously disclosed as assets held at amortised cost, but have been adjusted to FVTPL. As at 31
December 2023, the difference between FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
The following table summarises the movements in the Level 3 balances during the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to either an increase or decrease in observable market activity related to an input or a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant. There were no transfers between any other levels during the year (2023: no transfers).
Reconciliation of Level 3 fair value measurements of financial assets

	2024	2023
	$m	$m
Balance at 1 January	0.8	2.6
Purchases	5.3	—
Settlements	(0.8)	(2.4)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	0.4	0.6
Transfers out of Level 3	(0.1)	—
Transfers into Level 3	0.2	—
Balance at 31 December	5.8	0.8
Reconciliation of Level 3 fair value measurements of financial liabilities

	2024	2023
	$m	$m
Balance at 1 January	6.0	4.8
Purchases	4.3	0.6
Settlements	(2.5)	(0.7)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	(0.3)	2.9
Transfers out of Level 3	(1.9)	(4.0)
Transfers into Level 3	0.2	2.4
Balance at 31 December	5.8	6.0
The Group’s management believes, based on the valuation approach used for the calculation of fair values and the related controls, that the Level 3 fair values are appropriate. The impact of reasonably possible alternative assumptions from the unobservable input parameters shows no significant impact on the Group’s profit, comprehensive income or shareholders’ equity. The Group deems the total amount of
Level 3 financial assets and liabilities to be immaterial and therefore any sensitivities calculated on these balances are also deemed to be immaterial. The Group defers day 1 gains/losses when the initial fair value of a financial instrument held at fair value through profit and loss relies on unobservable inputs. At
31 December 2024, the Group held a deferred day 1 gains/losses balance of $5.3m (2023 $3.1m).